Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) attributable to the Company for the year ended December 31, 2016, 2015 and 2014, respectively, are as follows:

	Year Ended December 31,
	2016	2015	2014
U.S. current income tax benefit	$2,306,512	$12,861	$24,805
U.S. deferred income tax expense	47,957,169	(5,625,436)	5,549,517
Foreign current income tax expense	3,594,014	3,878,855	1,674,407
Foreign deferred income tax expense	27,176	144,634	265,465
Total	$53,884,871	$(1,589,086)	$7,514,194

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax amount to the recorded expense is as follows:

	Year Ended December 31,
	2016	2015	2014
(Loss) income before income taxes	$(38,567,957)	$(23,408,517)	$11,992,171
Statutory income tax rate	35%	35%	35%
Expected income tax expense	(13,498,785)	(8,192,981)	4,197,260
Income earned as non-taxable entity (See Note 2)	15,166,519	—	—
Effect due to change to C corporation (See Note 2)	53,088,861	—	—
Change in entity status	—	(4,792,243)	6,379,117
Non taxable entity	—	13,561,578	(1,557,878)
Other permanent differences	209,546	—	—
State tax expenses	21,181	—	—
Change in tax rate	(24,803)	—	—
Foreign income tax rate differential	(1,077,648)	(1,369,575)	(2,355,816)
Other	—	(795,865)	851,511
Total	$53,884,871	$(1,589,086)	$7,514,194

Schedule of Deferred Tax Assets and Liabilities
Deferred tax liabilities attributable to the Company consisted of the following:

	Year Ended December 31,
	2016	2015
Deferred tax assets:
Allowance for doubtful accounts	$1,892,761	$—
Deferred stock compensation	1,686,671	—
Accrued liabilities	746,132	—
Other	1,785,999	86,580
Deferred tax assets	6,111,563	86,580

Deferred tax liabilities:
Property and equipment	$(42,525,793)	$(1,484,350)
Intangible assets	(7,662,590)	—
Unrepatriated foreign earnings	(3,451,110)	—
Other	(142,859)	(63,189)
Deferred tax liabilities	(53,782,352)	(1,547,539)
Net deferred tax liability	$(47,670,789)	$(1,460,959)

Reflected in accompanying balance sheet as:
Deferred income taxes	$(47,670,789)	$(1,460,959)